Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Oct. 27, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities (Details) [Line Items]
Termination fees			$ 700
Accounts payable and accrued liabilities	$ 1,670	$ 3,371		$ 3,219
Accounts Payable and Accrued Liabilities [Member]
Accounts Payable and Accrued Liabilities (Details) [Line Items]
Accounts payable and accrued liabilities	$ 330	$ 400